GREENBERG TRAURIG, LLP
2700 Two Commerce Square
2001 Market Street
Philadelphia, PA 19103
Phone: (215) 988-7800
Facsimile: (215) 988-7801

Steven M. Felsenstein, Esq.
Direct dial:  (215) 988-7837
Direct fax: (215) 717-5248
felsensteins@gtlaw.com

January 22, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	New Century Portfolios
N-14 File No. _____________
SEC File Nos. 33-24041 / 811-5646

Ladies and Gentlemen:

On behalf of New Century Portfolios (the “Trust”), attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) is a registration statement on Form N-14.  The registration statement has been filed to permit the Trust to present to shareholders of the Trust’s New Century Opportunistic Portfolio (the “Acquired Fund”) a proposal to reorganize the Acquired Fund into the Trust’s New Century Capital Portfolio (the “Acquiring Fund”).  The registration statement includes a form of proxy statement prospectus that will be submitted to shareholders of the Acquired Portfolio seeking approval of the proposed transaction.  The Trust has previously submitted under the Securities Exchange Act of 1934, as amended (the “1934 Act”) a form of proposed proxy statement (which is revised by and subsumed into the form filed herewith), a preliminary copy of the notice of shareholder meeting, and a form of proxy (collectively, the “Proxy Materials”) to be furnished to shareholders of the Acquired Fund in connection with a Special Meeting of Shareholders to be held on February 27, 2013 (the “Special Meeting”).

For reasons previously discussed with the staff, the Trust respectfully requests expedited review of this filing so the Proxy Materials can be sent to shareholders on or about January 29, 2013.

At the Special Meeting, shareholders will be asked to approve an Agreement and Plan of Reorganization (the “Agreement”) providing for (a) the acquisition of all of the assets of the Acquired Fund by the Acquiring Fund, a diversified series of the Trust, an open-end

SEC Filing Desk
January 22, 2013

management investment company, in exchange for shares of the Acquiring Fund and the assumption by it of all liabilities of the Acquired Fund and (b) the subsequent liquidation, termination, and dissolution of the New Century Opportunistic Portfolio.  In addition, the Trust also may transact such other business as may properly come before the Special Meeting or any adjournment thereof, but knows of no other business to be proposed at this time.

Based upon the substantial similarities of the two series involved in the transaction, the continuity of advisory personnel, and the tax exempt nature of the transaction for the series and the shareholders, management does not believe that the proposed transaction is controversial.   The fiscal year of the Trust is October 31st, and therefore the new prospectus for the next year generally carries a date of March 1st.  The Trust respectfully requests expedited review in order to save the Trust the expense of having to extend the registration of shares of the Acquired Series.

The Trust has in effect a separate registration statement under the 1933 Act pursuant to which it has registered an indefinite number of shares, and the shares to be issued in the proposed transaction will be issued in reliance upon that indefinite registration.

The Board of Trustees of the Trust (the “Board”) has conducted informal discussions with respect to the proposed Agreement; however they have not formally voted on the Agreement as of today.  The Board is expected to give its formal approval to the Agreement at its Board Meeting tomorrow, January 23, 2013.  If any aspects of the consideration or approval are other than as described in the registration statement and Proxy Materials, suitable changes will be submitted, however the Trust is filing the registration statement containing the Proxy Materials under a good faith belief based upon earlier discussions that the Agreement will be approved substantially as presented in the draft.  If the Agreement is not approved, we will promptly withdraw the Proxy Materials.

Questions concerning these Proxy Materials may be directed to Steven M. Felsenstein, Esq. at the (215) 988-7837, or in his absence, Richard M. Cutshall, Esq. at (312) 476-5121.

Very truly yours,

/s/ Steven M. Felsenstein

Steven M. Felsenstein

cc:	Mr. John Ganley
Richard M. Cutshall, Esq.
Nicole M. Tremblay, Esq.